Share capital	12 Months Ended
Sep. 30, 2024
Share capital
Share capital

21.    Share capital

As of September 30, 2024, the total number of ordinary shares of the Company outstanding is 11,545,354 with a par value of $0.0025.

	Number of ordinary	Share capital
	shares	$
September 30, 2021 – par value $0.0025	4,402,937	11,007
Warrants exercised	74,109	185
Shares issued in exchange for Arqit Limited shares	400,000	1,000
September 30, 2022 – par value $0.0025	4,877,046	12,192

Warrants exercised	—	—
Shares issued	1,665,124	4,163
September 30, 2023 – par value $0.0025	6,542,170	16,355

Warrants exercised	—	—
Shares issued	5,003,184	12,508
September 30, 2024 – par value $0.0025	11,545,354	28,863